Taxation - Reconciliation of Effective Tax Rate (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
UK tax rate	19.00%	19.00%	19.00%